Transfer of Financial Assets - Fair Value of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Transfers and Servicing [Abstract]
Beginning balance	¥ 116,745	¥ 122,641
Ending balance	¥ 118,126	¥ 116,745